Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000121227
Shareholder Report [Line Items]
Fund Name	Persimmon Long/Short Fund
Class Name	Class I
Trading Symbol	LSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300.
Additional Information Phone Number	1-855-233-8300
Additional Information Website	https://www.persimmonfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.91% [1]
AssetsNet	$ 44,869,017
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 278,841
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$44,869,017
Number of Portfolio Holdings	370
Advisory Fee	$278,841
Portfolio Turnover	158%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.9%
Money Market Funds	0.4%
Purchased Options	2.5%
Special Case Securities	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Information Technology	0.2%
Money Market	0.4%
Real Estate	1.5%
Materials	2.0%
Index Option	2.4%
Utilities	2.5%
Energy	4.1%
Consumer Staples	5.2%
Consumer Discretionary	8.8%
Communications	9.0%
Health Care	9.2%
Industrials	10.4%
Financials	11.2%
Technology	31.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.5%
NVIDIA Corporation	6.1%
Microsoft Corporation	4.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
S&P 500 INDEX	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.6%

[1]	Annualized